Document and Entity Information Document	Nov. 01, 2026
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Nov. 01, 2026
Document Period End Date	Nov. 01, 2026
Amendment Flag	false
Entity Registrant Name	ZeroStack Corp.
Entity Address, Address Line One	2626 Cole Ave, Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75204
Entity Incorporation, State Country Name	TX
City Area Code	956
Local Phone Number	923-4188
Entity File Number	001-40397
Entity Central Index Key	0001790169
Entity Emerging Growth Company	true
Entity Tax Identification Number	98-1956033
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ZSTK
Security Exchange Name	NASDAQ